Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.4%
HEICO Corp.	7,413	$ 1,267,252
Lockheed Martin Corp.	7,408	3,431,830

		4,699,082

Air Freight & Logistics - 1.5%
Expeditors International of Washington, Inc.	6,085	658,093
United Parcel Service, Inc., Class B	23,985	4,442,741

		5,100,834

Airlines - 0.3%
Copa Holdings SA, Class A (A) (B)	4,907	451,836
United Airlines Holdings, Inc. (A)	12,756	624,534

		1,076,370

Auto Components - 0.5%
BorgWarner, Inc.	35,643	1,685,201

Automobiles - 0.4%
General Motors Co.	18,918	743,856
Tesla, Inc. (A)	3,248	562,618

		1,306,474

Banks - 7.6%
Bank of America Corp.	45,487	1,613,879
Citigroup, Inc.	30,328	1,583,728
Comerica, Inc.	30,389	2,227,818
Commerce Bancshares, Inc.	163	10,849
East West Bancorp, Inc.	45,553	3,576,822
JPMorgan Chase & Co.	29,513	4,130,639
Pinnacle Financial Partners, Inc.	11,975	942,792
Prosperity Bancshares, Inc.	26,978	2,046,551
Regions Financial Corp.	119,590	2,815,149
Truist Financial Corp.	38,086	1,881,067
US Bancorp	94,955	4,728,759

		25,558,053

Beverages - 2.5%
Coca-Cola Co.	66,230	4,061,224
PepsiCo, Inc.	25,258	4,319,623

		8,380,847

Biotechnology - 3.0%
AbbVie, Inc.	15,765	2,329,279
Amgen, Inc.	13,683	3,453,589
Regeneron Pharmaceuticals, Inc. (A)	3,297	2,500,676
United Therapeutics Corp. (A)	1,473	387,649
Vertex Pharmaceuticals, Inc. (A)	4,167	1,346,358

		10,017,551

Building Products - 0.6%
Builders FirstSource, Inc. (A)	4,841	385,828
Lennox International, Inc.	3,137	817,565
Owens Corning	8,538	825,197

		2,028,590

Capital Markets - 3.3%
Ameriprise Financial, Inc.	10,510	3,679,761
Charles Schwab Corp.	43,150	3,340,673
Coinbase Global, Inc., Class A (A)	9,180	536,846

	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	19,037	$ 1,521,818
Janus Henderson Group PLC (B)	22,802	591,028
LPL Financial Holdings, Inc.	5,841	1,385,018

		11,055,144

Chemicals - 1.9%
Albemarle Corp.	2,471	695,463
CF Industries Holdings, Inc.	18,012	1,525,616
Dow, Inc.	10,685	634,155
LyondellBasell Industries NV, Class A	16,120	1,558,643
Mosaic Co.	27,231	1,349,024
Olin Corp.	4,991	322,368
Westlake Corp.	3,241	397,833

		6,483,102

Commercial Services & Supplies - 1.1%
Tetra Tech, Inc.	3,448	536,233
Waste Management, Inc.	21,369	3,306,425

		3,842,658

Communications Equipment - 1.7%
Cisco Systems, Inc.	117,244	5,706,266

Consumer Finance - 1.9%
American Express Co.	13,654	2,388,494
Capital One Financial Corp.	14,677	1,746,563
Discover Financial Services	19,826	2,314,289

		6,449,346

Containers & Packaging - 0.2%
Packaging Corp. of America	4,005	571,514

Distributors - 0.5%
LKQ Corp.	28,964	1,707,717

Diversified Financial Services - 2.2%
Berkshire Hathaway, Inc., Class B (A)	22,247	6,930,386
Voya Financial, Inc.	5,908	412,201

		7,342,587

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	69,531	1,416,346
Lumen Technologies, Inc.	53,546	281,117
Verizon Communications, Inc.	54,817	2,278,743

		3,976,206

Electric Utilities - 1.9%
Edison International	13,821	952,267
Exelon Corp.	65,136	2,748,088
OGE Energy Corp.	57,969	2,279,341
PG&E Corp. (A)	34,716	551,984

		6,531,680

Electrical Equipment - 0.1%
Acuity Brands, Inc.	1,683	317,279

Electronic Equipment, Instruments & Components - 1.3%
Amphenol Corp., Class A	37,587	2,998,315
Arrow Electronics, Inc. (A)	11,976	1,407,060

		4,405,375

Energy Equipment & Services - 0.1%
Halliburton Co.	10,093	416,033

Transamerica Funds	Page 1

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Entertainment - 0.5%
Electronic Arts, Inc.	8,164	$ 1,050,543
Live Nation Entertainment, Inc. (A)	7,395	595,224

		1,645,767

Equity Real Estate Investment Trusts - 4.7%
Douglas Emmett, Inc.	39,380	659,615
EPR Properties	24,124	1,024,787
Host Hotels & Resorts, Inc.	95,263	1,795,708
Kilroy Realty Corp.	55,577	2,280,880
Public Storage	14,132	4,300,933
Regency Centers Corp.	24,484	1,631,369
Simon Property Group, Inc.	15,600	2,003,976
SL Green Realty Corp. (B)	52,964	2,179,469

		15,876,737

Food & Staples Retailing - 0.7%
Kroger Co.	35,500	1,584,365
Walmart, Inc.	4,912	706,689

		2,291,054

Food Products - 1.9%
General Mills, Inc.	40,924	3,206,804
Kellogg Co.	11,610	796,214
Pilgrim’s Pride Corp. (A)	20,903	507,525
Tyson Foods, Inc., Class A	28,661	1,884,461

		6,395,004

Gas Utilities - 0.8%
National Fuel Gas Co.	47,915	2,781,945

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	2,342	258,908
Hologic, Inc. (A)	14,118	1,148,782
Medtronic PLC	42,733	3,576,325

		4,984,015

Health Care Providers & Services - 6.5%
AmerisourceBergen Corp.	2,619	442,506
Centene Corp. (A)	10,326	787,254
Cigna Corp.	3,340	1,057,678
CVS Health Corp.	47,752	4,212,682
Elevance Health, Inc.	5,419	2,709,446
Molina Healthcare, Inc. (A)	4,270	1,331,514
Premier, Inc., Class A	12,829	427,975
UnitedHealth Group, Inc.	22,217	11,090,504

		22,059,559

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A (A)	7,094	788,214
Booking Holdings, Inc. (A)	1,058	2,575,278
Expedia Group, Inc. (A)	7,097	811,187
Hilton Worldwide Holdings, Inc.	8,386	1,216,725
Marriott International, Inc., Class A	2,335	406,710
Wyndham Hotels & Resorts, Inc.	8,289	642,481

		6,440,595

Household Products - 3.2%
Colgate-Palmolive Co.	29,866	2,225,913
Kimberly-Clark Corp.	4,469	581,015
Procter & Gamble Co.	56,799	8,087,041

		10,893,969

Industrial Conglomerates - 1.2%
3M Co.	35,147	4,044,717

	Shares	Value
COMMON STOCKS (continued)
Insurance - 4.5%
American International Group, Inc.	41,352	$ 2,614,273
Arch Capital Group Ltd. (A)	21,969	1,413,705
CNA Financial Corp.	8,793	383,023
Everest Re Group Ltd.	5,688	1,989,037
Marsh & McLennan Cos., Inc.	13,631	2,384,198
MetLife, Inc.	36,591	2,671,875
Progressive Corp.	23,367	3,186,091
Unum Group	16,673	700,766

		15,342,968

Interactive Media & Services - 0.3%
Alphabet, Inc., Class A (A)	9,940	982,470

IT Services - 3.3%
Amdocs Ltd.	29,662	2,726,828
Mastercard, Inc., Class A	8,778	3,253,127
Paychex, Inc.	29,642	3,434,322
Visa, Inc., Class A (B)	7,925	1,824,414

		11,238,691

Machinery - 0.6%
PACCAR, Inc.	12,601	1,377,415
Snap-on, Inc.	3,068	763,104

		2,140,519

Media - 1.5%
Charter Communications, Inc., Class A (A)	5,597	2,150,983
Fox Corp., Class A	43,155	1,464,681
Nexstar Media Group, Inc.	1,527	312,684
Sirius XM Holdings, Inc. (B)	225,513	1,305,720

		5,234,068

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	11,878	529,997
Nucor Corp.	5,859	990,288

		1,520,285

Multi-Utilities - 0.9%
Consolidated Edison, Inc.	6,104	581,772
DTE Energy Co.	21,912	2,549,900

		3,131,672

Oil, Gas & Consumable Fuels - 9.7%
Chevron Corp.	40,554	7,057,207
ConocoPhillips	21,327	2,599,121
Exxon Mobil Corp.	68,403	7,935,432
Marathon Petroleum Corp.	25,112	3,227,394
Occidental Petroleum Corp.	10,562	684,312
ONEOK, Inc.	48,212	3,301,558
Phillips 66	35,224	3,531,910
Pioneer Natural Resources Co.	9,976	2,297,972
Valero Energy Corp.	15,121	2,117,394

		32,752,300

Pharmaceuticals - 5.2%
Bristol-Myers Squibb Co.	48,815	3,546,410
Jazz Pharmaceuticals PLC (A)	3,596	563,349
Johnson & Johnson	29,055	4,748,168
Merck & Co., Inc.	16,390	1,760,450
Pfizer, Inc.	155,520	6,867,763

		17,486,140

Transamerica Funds	Page 2

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Real Estate Management & Development - 0.1%
Zillow Group, Inc., Class A (A)	7,487	$ 321,642

Road & Rail - 1.4%
Old Dominion Freight Line, Inc.	3,450	1,149,678
Schneider National, Inc., Class B	16,362	433,593
Union Pacific Corp.	15,020	3,066,934

		4,650,205

Semiconductors & Semiconductor Equipment - 5.2%
Broadcom, Inc.	12,483	7,302,680
Intel Corp.	53,694	1,517,392
Lam Research Corp.	1,644	822,164
Microchip Technology, Inc.	22,067	1,712,841
Texas Instruments, Inc.	34,143	6,050,481

		17,405,558

Software - 0.4%
Synopsys, Inc. (A)	3,736	1,321,610

Specialty Retail - 2.2%
AutoZone, Inc. (A)	762	1,858,404
Home Depot, Inc.	6,951	2,253,306
Lowe’s Cos., Inc.	9,321	1,941,098
O’Reilly Automotive, Inc. (A)	1,630	1,291,530

		7,344,338

Technology Hardware, Storage & Peripherals - 0.9%
Apple, Inc.	21,513	3,104,111

Textiles, Apparel & Luxury Goods - 0.2%
Capri Holdings Ltd. (A)	10,056	668,623

Tobacco - 1.3%
Altria Group, Inc.	48,757	2,196,015
Philip Morris International, Inc.	22,303	2,324,865

		4,520,880

Trading Companies & Distributors - 1.8%
Fastenal Co.	27,661	1,398,264
United Rentals, Inc. (A)	5,819	2,565,888
WW Grainger, Inc.	3,354	1,977,116

		5,941,268

Total Common Stocks (Cost $300,461,304)		331,178,619

EXCHANGE-TRADED FUND - 1.5%
U.S. Equity Fund - 1.5%
iShares Russell 1000 Value ETF	32,301	5,150,394

Total Exchange-Traded Fund (Cost $4,714,278)		5,150,394

MASTER LIMITED PARTNERSHIP - 0.4%
Capital Markets - 0.4%
Lazard Ltd., Class A	29,779	1,193,542

Total Master Limited Partnership (Cost $1,085,754)		1,193,542

	Shares	Value
OTHER INVESTMENT COMPANY - 1.0%
Securities Lending Collateral - 1.0%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (C)	3,541,770	$ 3,541,770

Total Other Investment Company (Cost $3,541,770)		3,541,770

Total Investments (Cost $309,803,106)		341,064,325
Net Other Assets (Liabilities) - (0.9)%		(3,163,121)

Net Assets - 100.0%		$ 337,901,204

Transamerica Funds	Page 3

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$331,178,619	$—	$—	$331,178,619
Exchange-Traded Fund	5,150,394	—	—	5,150,394
Master Limited Partnership	1,193,542	—	—	1,193,542
Other Investment Company	3,541,770	—	—	3,541,770

Total Investments	$341,064,325	$—	$—	$341,064,325

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $6,288,639, collateralized by cash collateral of $3,541,770 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $2,898,318. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2023.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 4

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Large Value Opportunities (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities and Master limited partnerships: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 5